ACCEL NETWORKS LLC Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Jun. 18, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 154,114	$ 156,488		$ 103,966
Accel Networks LLC [Member]
Business Acquisition [Line Items]
Accounts receivable			$ 551
Prepaid and other assets			59
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory			133
Property and equipment			1,388
Identifiable intangible assets			5,499
Goodwill			3,706
Total Assets Acquired			11,336
Accounts payable and accrued liabilities			1,034
Deferred revenue			78
Fair value of net assets acquired			$ 10,224